Apr. 30, 2018

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Global Trends Allocation Fund

(the “Fund”)

Supplement dated February 19, 2019, to the

Prospectuses and Summary Prospectuses, each dated April 30, 2018

Effective immediately, the Fund’s Prospectuses and Summary Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Global Trends Allocation Fund—Summary—Performance” section of the Institutional Shares Prospectus and the “Performance” section of the Goldman Sachs Global Trends Allocation Fund’s Institutional Shares Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	Since Inception
Institutional Shares (Inception 10/16/13)	13.36%	4.49%
60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index	14.52%	6.82%
MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.40%	9.26%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	3.54%	2.94%

The Average Annual Total Return tables in the “Goldman Sachs Global Trends Allocation Fund—Summary—Performance” section of the Service Shares Prospectus and the “Performance” section of the Goldman Sachs Global Trends Allocation Fund’s Service Shares Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	5 Year	Since Inception
Service Shares (Inception 4/16/12)	13.11%	5.58%	5.54%
60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index	14.52%	7.85%	7.90%
MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.40%	11.63%	11.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	3.54%	2.10%	2.36%